Income tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets Cash Flow Hedging Term	11 years
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (4,058)	$ 1,488	$ (384)
Other Comprehensive Income Loss, Valuation Allowance Tax	0	390	0
Deferred Tax Assets, Net of Valuation Allowance	1,979	1,985
Unrecognized Tax Benefits	2,500		$ 2,626
Operating Loss Carryforwards	126
Subsidiaries [Member]
Deferred Tax Assets, Net of Valuation Allowance		$ 25
Deferred Tax Liabilities, Net, Total	1,047
Tax Credit Carryforward Expiring in 2016 [Member]
Tax Credit Carryforward, Amount	$ 512
Tax Credit Carryforward, Expiration Year	2016
Tax Credit Carryforward Expiring in 2017 [Member]
Tax Credit Carryforward, Amount	$ 732
Tax Credit Carryforward, Expiration Year	2017
Tax Credit Carryforward Expiring in 2019 [Member]
Tax Credit Carryforward, Amount	$ 2,317
Tax Credit Carryforward, Expiration Year	2019